Derivative Financial Instruments - Additional Information (Detail) $ in Millions						12 Months Ended
	Feb. 14, 2020 MXN ($)	Feb. 13, 2020 MXN ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 04, 2017	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Jun. 25, 2020 MXN ($)	Mar. 02, 2020 MXN ($)	May 02, 2017 MXN ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 MXN ($)	Jan. 31, 2016 USD ($)	Feb. 28, 2015 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities						$ 17,000,000,000	$ 12,000,000,000	$ 9,000,000,000
Description of derivative instruments variable interest rate basis		Interest will be payable every 28 days at a variable rate of TIIE-28 plus 17 basis points
Derivative financial instrument basis points		17.00%
Unsecured credit agreement	$ 2,200,000	$ 3,000,000							$ 191.0	$ 4,200,000
Description of loan agreement maturity date						with monthly interest payments, for a term of 5 years
Gain (loss) on derivative financial instruments						$ 43,778,000	$ 149,770,000	29,642,000
Amount recognized as derivative in other comprehensive income								$ 0
Capitalization interest rate one						1.75%	1.75%	1.75%	1.75%
Amount recognized as application of coverage in finance and interest income						$ 6,376,000	$ 19,275,000	$ 9,919,000
Gain (loss) on sale of derivatives						29,100,000	97,449,000	$ 115,938,000
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)						51,032,000	559,000
Cash flow hedge [Member]
Disclosure of detailed information about financial instruments [Line Items]
Reserve for loss of the fair value						$ 471,107,000	$ 172,094,000
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate			8.03%	8.0315%							6.33%	7.21%
TIIE 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one						5.75%	5.75%	5.75%	5.75%
Amount recognized as application of coverage in finance and interest income						$ 2,750,000	$ 22,305,000	$ 22,856,000
TIIE Rate Plus 49 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						debt securities were placed at a 28-day TIIE variable rate plus 49 basis points
Debt instrument interest rate					7.21%
TIIE Rate Plus 49 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives						$ 963,000	17,300,000	$ 11,517,000
Amount recognized as derivative finance income (cost)						$ 21,934,000
TIIE Rate Plus 44 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						debt securities were placed at a 28-day TIIE variable rate plus 44 basis points
Debt instrument interest rate				8.0315%
TIIE Rate Plus 44 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives							6,450,000
TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						debt securities were placed at a 28-day TIIE variable rate plus 45 basis points
Debt instrument interest rate			8.03%
TIIE Variable Rate Plus 45 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)							6,828,000
TIIE Variable Rate Plus 45 Basis Point [Member] | Cash flow hedge [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)						$ 67,027,000	$ 725,000
TIIE Rate Plus 17 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						debt securities certificates were placed at a 28-day TIIE variable rate plus 17 basis points
Debt instrument interest rate				6.332%
TIIE Rate Plus 17 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives						$ 5,567,000
Amount recognized as derivative finance income (cost)						$ 24,513,000
Scotiabank [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement															$ 95.5
Scotiabank [Member] | TIIE 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one							5.75%	5.75%
BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement													$ 95.5
Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis						Libor 1M plus 99 and 105 basis points
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value			$ 3,000,000,000	$ 2,300,000,000							$ 3,000,000,000	$ 1,500,000,000
Floor [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate	4.05%
Floor [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate						0.42%
CAP I [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate	5.75%
CAP I [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate						1.75%
CAP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate	6.75%
CAP [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate						2.75%
Tranche One [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities																$ 1,100,000,000
Tranche Two [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						Generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years
Derivative financial instrument basis points						0.24%			0.24%
Description on period of derivative financial instruments variable interest rate						Term of 5 years
Tranche Two [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities														$ 1,100,000,000
Unsecured Debt Securities G A P 15 [Member] | Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities				$ 2,200,000,000